Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		11/1/2016
	Collection Period Ending Date		11/30/2016
	Collection Period		18
	Payment Date		12/15/2016

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.886254	$245,758,282.65	$17,014,405.25	$228,743,877.40
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$346,258,282.65	$17,014,405.25	$329,243,877.40
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$350,008,282.65	$17,014,405.25	$332,993,877.40
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$245,758,282.65	$253,950.23
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$346,258,282.65	$404,263.56
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,393,627.18
(21)	Principal Collections		$10,476,519.89
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$6,063,627.75
(24)	Liquidation Proceeds		$204,997.27
(25)	Recoveries		$83,007.32
(26)	Investment Earnings		$—
(27)	Total Collections		$18,221,779.41
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$18,221,779.41
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$291,673.57	$291,673.57	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$253,950.23	$253,950.23	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$5,764,405.25	$5,764,405.25	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$511,437.03	$511,437.03	$—
			$18,221,779.41	$18,221,779.41
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$5,764,405.25
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$17,014,405.25
	4. POOL INFORMATION
(53)	Pool Balance		$332,993,877.00
(54)	Number of Receivables Outstanding		32,911
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		37.68
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$269,176.59	45	$5,981.7
(72)	Recoveries for Collection Period		$83,007.32	74	$1,121.72
(73)	Net Losses/(Recoveries) for Collection Period		186,169.27
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,875,624.82
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.38342%

		11/30/2016	10/31/2016	9/30/2016	8/31/2016
(77)	Pool Balance at end of collection period	$332,993,877	$350,008,283	$367,381,025	$385,715,226
(78)	Number of receivables outstanding	32,911	33,925	34,851	35,924
(79)	Average month end Pool Balance	$341,501,080	$358,694,654	$376,548,125	$395,618,304
(80)	Realized Losses for Collection Period	$269,177	$177,319	$170,598	$236,881
(81)	Recoveries for Collection Period	$83,007	$37,495	$70,760	$34,853
(82)	Net Losses/(Recoveries) for Collection Period	$186,169	$139,824	$99,838	$202,028
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.946%	0.593%	0.544%	0.719%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.654%	0.468%	0.318%	0.613%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.512%

		11/30/2016	10/31/2016	9/30/2016	8/31/2016
(86)	Receivables 31-59 Days Delinquent	$3,386,926.77	$3,530,552.54	$3,520,262.57	$3,406,051.61
(87)	$ As % of Ending Pool Balance	1.017%	1.009%	0.958%	0.883%
(88)	# of Receivables	311	305	309	286
(89)	# As % of Ending Pool # of Receivables	0.945%	0.899%	0.887%	0.796%
(90)	Receivables 60-89 Days Delinquent	$941,121.16	$805,931.40	$871,474.82	$743,204.41
(91)	$ As % of Ending Pool Balance	0.283%	0.230%	0.237%	0.193%
(92)	# of Receivables	76	75	73	65
(93)	# As % of Ending Pool # of Receivables	0.231%	0.221%	0.209%	0.181%
(94)	Receivables 90 - 119 Days Delinquent	$333,136.15	$347,369.79	$206,270.05	$248,496.36
(95)	$ As % of Ending Pool Balance	0.100%	0.099%	0.056%	0.064%
(96)	# of Receivables	37	30	22	25
(97)	# As % of Ending Pool # of Receivables	0.112%	0.088%	0.063%	0.07%
(98)	Receivables 120+ Days Delinquent	$44,740.70	$79,355.56	$66,346.59	$107,216.41
(99)	$ As % of Ending Pool Balance	0.013%	0.023%	0.018%	0.028%
(100)	# of Receivables	5	5	5	10
(101)	# As % of Ending Pool # of Receivables	0.015%	0.015%	0.014%	0.028%
(102)	Total Delinquencies	$4,705,924.78	$4,763,209.29	$4,664,354.03	$4,504,968.79
(103)	$ As % of Ending Pool Balance	1.413%	1.361%	1.270%	1.168%
(104)	# of Receivables	429	415	409	386
(105)	# As % of Ending Pool # of Receivables	1.304%	1.223%	1.174%	1.074%
(106)	Total Repossession	$278,484.15	$436,595.05	$487,964.78	$541,186.31
(107)	# of Receivables	24	36	33	40

Name: Kim Taylor
Title: Senior Vice President
December 12, 2016